BLACKSTONE SENIOR FLOATING RATE TERM FUND

BY-LAWS

Dated as of September 9, 2021

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BLACKSTONE SENIOR FLOATING RATE TERM FUND

BY-LAWS

These Amended and Restated By-Laws are made and adopted pursuant to Section 3.9 of the Amended and Restated Agreement and Declaration of Trust governing Blackstone Senior Floating Rate Term Fund dated as of September 9, 2021, as from time to time amended (hereinafter called the “Declaration”).  All words and terms capitalized in these By-Laws shall have the meaning or meanings set forth for such words or terms in the Declaration.

ARTICLE I

Shareholder Meetings

1.1       Chairman. The Chairman, if any, shall act as chairperson at all meetings of the Shareholders; in the Chairman’s absence, the Trustee or Trustees present at each meeting may elect a temporary chairperson for the meeting, who may be one of themselves.

1.2       Inspectors of Election. In advance of any meeting of Shareholders, the Trustees may appoint Inspectors of Election to act at the meeting or any adjournment thereof.  If Inspectors of Election are not so appointed, the Chairman, if any, of any meeting of Shareholders may, and on the request of any Shareholder or Shareholder proxy shall, appoint Inspectors of Election of the meeting.  The number of Inspectors of Election shall be either one or three.  If appointed at the meeting on the request of one or more Shareholders or proxies, a majority of Shares present shall determine whether one or three Inspectors of Election are to be appointed, but failure to allow such determination by the Shareholders shall not affect the validity of the appointment of Inspectors of Election.  In case any person appointed as Inspector of Election fails to appear or fails or refuses to act, the vacancy may be filled by appointment made by the Trustees in advance of the convening of the meeting or at the meeting by the person acting as Chairman.  The Inspectors of Election shall determine the number of Shares outstanding, the Shares represented at the meeting, the existence of a quorum, the authenticity, validity and effect of proxies, shall receive votes, ballots or consents, shall hear and determine all challenges and questions in any way arising in connection with the right to vote, shall count and tabulate all votes or consents, determine the results, and do such other acts as may be proper to conduct the election or vote with fairness to all Shareholders.  If there are three Inspectors of Election, the decision, act or certificate of a majority is effective in all respects as the decision, act or certificate of all.  On request of the Chairman, if any, of the meeting, or of any Shareholder or Shareholder proxy, the Inspectors of Election shall make a report in writing of any challenge or question or matter determined by them and shall execute a certificate of any facts found by them.

1.3       Records at Shareholder Meetings. At each meeting of the Shareholders, there shall be made available for inspection at a convenient time and place during normal business hours, if requested by Shareholders, the minutes of the last previous Annual or Special Meeting of Shareholders of the Trust and a list of the Shareholders of the Trust, as of the record date of the meeting or the date of closing of transfer books, as the case may be.  Such list of Shareholders shall contain the name and the address of each Shareholder in alphabetical order and the number of Shares owned by such Shareholder.  Shareholders shall have such other rights and procedures of inspection of the books and records of the Trust as are granted to shareholders of a Delaware business corporation.

1.4       Notice of Shareholder Business and Nominations.

(A)      Annual Meetings of Shareholders.

(1)       Nominations of persons for election as a Trustee of the Trust and the proposal of other business to be considered by the Shareholders may be made at an annual meeting of Shareholders only (a) pursuant to the Trust’s notice of meeting (or any supplement thereto); (b) by or at the direction of the Board of Trustees or any committee thereof; (c) with respect to a nomination by a Shareholder, by any Shareholder of the Trust who was a Shareholder of record of the Trust at the time the notice provided for in this Section 1.4 is delivered to the Secretary of the Trust, who is entitled to vote upon nominations or proposals at the meeting and who complies with the notice procedures set forth in this Section 1.4; or (d) with respect to business other than a nomination, by a Shareholder that has notified the Trust of his, her or its intention to present a proposal at the annual meeting in compliance with Rule 14a-8 promulgated under the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder (the “Exchange Act”) (the “Exchange Act”) (or any successor provision of law) and which proposal has been included in a proxy statement that has been prepared by the Trust to solicit proxies for such annual meeting of shareholders.

(2)       For any nominations or other business to be properly brought before an annual meeting by a Shareholder pursuant to clause (c) of paragraph (A)(1) of this Section 1.4, the Shareholder must have given timely notice thereof in writing to the Secretary of the Trust and any such proposed business (other than the nominations of persons for election to the Trust) must constitute a proper matter for Shareholder action. To be timely, a Shareholder’s notice shall be delivered to the Secretary of the Trust at the principal executive offices of the Trust not later than the close of business on the ninetieth (90th) day, nor earlier than the close of business on the one hundred twentieth (120th) day, prior to the first anniversary of the preceding year’s annual meeting (provided, however, that in the event that the date of the annual meeting is more than thirty (30) days before or more than seventy (70) days after such anniversary date, notice by the Shareholder must be so delivered not earlier than the close of business on the one hundred twentieth (120th) day prior to such annual meeting and not later than the close of business on the later of the ninetieth (90th) day prior to such annual meeting or the tenth (10th) day following the day on which public announcement of the date of such meeting is first made by the Trust). In no event shall the public announcement or announcement at the meeting of an adjournment or postponement of an annual meeting commence a new time period (or extend any time period) for the giving of a Shareholder’s notice as described above. Such Shareholder’s notice shall set forth:

(a)       as to each person whom the Shareholder proposes to nominate for election as a Trustee (each, a “Proposed Nominee”) and any person who has a Disclosable Relationship1 with such Proposed Nominee (each, a “Shareholder Associated Person”):

[1]	A “Disclosable Relationship” with respect to another person means (A) the existence at any time during the current calendar year or at any time within the two most recently completed calendar years of any agreement, arrangement, understanding (whether written or oral) or practice, including the sharing of information, decisions or actions, of a person with such other person with respect to the Trust or Shares, (B) the beneficial ownership of securities of any person known by such person to beneficially own Shares and of which such person knows such other person also beneficially owns any securities, (C) sharing beneficial ownership of any securities with such other person, (D) being an immediate family member of such other person, (E) the existence at any time during the current calendar year or at any time within the two most recently completed calendar years of a material business or professional relationship with such other person or with any person of which such other person is a 5% Holder, officer, director, trustee, general partner, manager, managing member or employee or (F) directly or indirectly through one or more intermediate entities, controlling, being controlled by or being under common control with such other person.

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(i)        all information relating to such person that is required to be disclosed in solicitations of proxies for election of Trustees in an election contest, or is otherwise required, in each case pursuant to and in accordance with Regulation 14A under the Exchange Act;

(ii)        the principal occupation or employment of such Proposed Nominee during the past five years,

(iii)       other directorships, trusteeships or comparable positions held during the past five years, and

(iv)       such person’s written consent to being named as a nominee and to serving as a Trustee if elected;

(v)       a representation as to whether such Proposed Nominee is an “interested person,” of the Trust, as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended and the rules and regulations promulgated thereunder (the “1940 Act”), together with information regarding such individual that is sufficient, in the discretion of the Board of Trustees or any committee thereof, to examine such representation,

(vi)       a representation as to whether such Proposed Nominee meets all applicable legal requirements relevant to service as a Trustee, including, but not limited to, the rules adopted by the principal listing exchange (if any) upon which Shares are listed, Rule 10A-3 under the Exchange Act, Article 2-01 of Regulation S- X under the Exchange Act (17 C.F.R. § 210.2-01) (with respect to the Trust’s independent registered public accounting firm) and any other criteria established by the 1940 Act related to service as a director/trustee of a management investment company or the permitted composition of the board of directors/trustees of a management investment company, together with information regarding such individual that is sufficient, in the discretion of the Board of Trustees or any committee thereof, to examine such representation,

(vii)       a representation that the Proposed Nominee satisfies the Trustee qualifications as set out in 2.3 of Article II of these By-Laws, together with information regarding such individual that is sufficient, in the discretion of the Board of Trustees or any committee thereof, to examine such representation,

(viii)      a description of all agreements, arrangements, or understandings (whether written or oral) between such Proposed Nominee or any Shareholder Associated Person of such Proposed Nominee and the nominating Shareholder or any Shareholder Associate of such nominating Shareholder related to such nomination, including with respect to the voting of any matters to come before the Board of Trustees or any anticipated benefit therefrom to the Proposed Nominee of any Shareholder Associated Person of such Proposed Nominee,

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(ix)       a representation that the Proposed Nominee is not, and will not become, a party to any agreement, arrangement or understanding with any person or entity other than the Trust in connection with service or action as a Trustee that has not been disclosed to the Trust,

(b)        as to any other business that the Shareholder proposes to bring before the meeting, a brief description of the business desired to be brought before the meeting, the text of the proposal or business (including the text of any resolutions proposed for consideration), the reasons for conducting such business at the meeting and any material interest in such business of such Shareholder and the beneficial owner, if any, on whose behalf the proposal is made; and

(c)        as to the Shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination or proposal is made

(i)         the name and address of such Shareholder, as they appear on the Trust’s books, and of such beneficial owner,

(ii)        the class or series and number of Shares which are owned beneficially and of record by such Shareholder and such beneficial owner;

(iii)       a description of any agreement, arrangement or understanding with respect to the nomination or proposal between or among such Shareholder and such beneficial owner, any of their respective affiliates or associates, and any others acting in concert with any of the foregoing,

(iv)       a description of any agreement, arrangement or understanding (including any derivative or short positions, profit interests, options, warrants, stock appreciation or similar rights, hedging transactions, and borrowed or loaned shares) that has been entered into as of the date of the Shareholder’s notice by, or on behalf of, such Shareholder and such beneficial owners, whether or not such instrument or right shall be subject to settlement in underlying Shares, the effect or intent of which is to mitigate loss to, manage risk or benefit of share price changes for, or increase or decrease the voting power of, such Shareholder or such beneficial owner, with respect to Shares of the Trust,

(v)        a representation that the Shareholder is a holder of record of Shares of the Trust entitled to vote at such meeting and intends to appear in person or by proxy at the meeting to propose such business or nomination,

(vi)       a representation whether the Shareholder or the beneficial owner, if any, intends or is part of a group which intends (a) to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the Trust’s outstanding Shares required to approve or adopt the proposal or elect the nominee and/or (b) otherwise to solicit proxies from Shareholders in support of such proposal or nomination and

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(vii)       any other information relating to the Shareholder and beneficial owner, if any, required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitations of proxies for, as applicable, the proposal and/or for the election of Trustees in an election contest pursuant to and in accordance with Section 14(a) of the Exchange Act and the rules and regulations promulgated thereunder.

The foregoing notice requirements of this Section 1.4 shall be deemed satisfied by a Shareholder with respect to business other than a nomination if the Shareholder has notified the Trust of his, her or its intention to present a proposal at an annual meeting in compliance with applicable rules and regulations promulgated under the Exchange Act and such Shareholder’s proposal has been included in a proxy statement that has been prepared by the Trust to solicit proxies for such annual meeting.  The Trust may require any proposed nominee to furnish such other information as it may reasonably require to determine the eligibility of such proposed nominee to serve as a Trustee of the Trust.

(3)       The Trust may require any Proposed Nominee and/or any Shareholder of record nominating such Proposed Nominee to furnish such other information as it may reasonably request regarding any such Proposed Nominee and/or any such Shareholder of record nominating such Proposed Nominee, and such other information shall be received by the Secretary at the principal executive offices of the Trust not later than seven (7) calendar days after the first request by or on behalf of the Board of Trustees for such other information was sent to such Shareholder of record, group of Shareholders of record or Proposed Nominee. Any request for any such other information that is not answered in a reasonably complete, accurate, diligent and good faith manner, or that is not timely received by the Trust in accordance with this Section 1.4 of Article I, will render the nomination ineffective for failure to satisfy the requirements of these By-Laws. If the same request for such other information is sent to multiple persons, then the earliest such date and time on which such request for information was sent shall apply for the purpose of determining compliance with this Section 1.4 of Article I.

(4)       The Trust may require any Proposed Nominee or any individual nominated by the current Trustees for election as a Trustee to complete and duly execute the Questionnaire;2 any Questionnaire that is not completed in a reasonably complete, diligent, accurate and good faith manner as determined by the Board of Trustees, or that is not duly executed and received by the Secretary of the Trust at the principal executive offices of the Trust not later than seven (7) calendar days after the Board of Trustees or its designee first sends the Questionnaire to such Proposed Nominee or any Shareholder(s) of record nominating such Proposed Nominee, will render the nomination ineffective for failure to satisfy the requirements of these By-Laws. If the Questionnaire is sent to multiple Persons, then the earliest such date and time on which the Questionnaire was sent shall apply for the purpose of determining compliance with this Section 1.4 of Article I.

[2]	“Questionnaire” shall mean the Trust’s form of annual trustee questionnaire, as supplemented from time to time, containing questions intended to, among other things, identify and evaluate potential conflicts of interest, obtain information needed to prepare regulatory filings, including registration statements, annual reports and proxy statements, determine whether a Trustee or a trustee nominee is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act), update records, and otherwise comply with any applicable laws and regulations.
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(5)       The Trust may require any Proposed Nominee to consent to and cooperate with a background screening conducted by a background screening company selected by the Board of Trustees or any committee thereof.

(6)       A Shareholder providing notice of any nomination or other business proposed to be brought before an annual meeting of shareholders shall further update and supplement such notice, if necessary, so that the information provided or required to be provided in such notice pursuant to Section 1.4 of Article I shall be true and correct as of the record date for determining the Shareholders entitled to receive notice of the annual meeting of Shareholders and such update and supplement shall be received by the Secretary at the principal executive offices of the Trust not later than seven (7) calendar days after the record date for determining the Shareholders entitled to receive notice of the annual meeting of Shareholders.

(7)       If information submitted pursuant to this Section 1.4 of Article I by any Shareholder or Proposed Nominee shall be or become inaccurate in any way, such information shall be deemed not to have been provided in accordance with this Section 1.4 of Article I. Any such Shareholder or Proposed Nominee shall notify the Trust in writing of any inaccuracy or change and update such information to cause it to be complete and accurate, within seven (7) calendar days of becoming aware of such inaccuracy. If a Shareholder or Proposed Nominee fails to provide such written notification and update within such period, the information that was or becomes inaccurate shall be deemed not to have been provided in accordance with this Section 1.4 of Article I and, accordingly, will render the nomination ineffective for failure to satisfy the requirements of these By-Laws. Upon written request by the Secretary of the Trust or the Board of Trustees, any such Shareholder or Proposed Nominee shall provide, within seven (7) calendar days of the sending of such request (or such other period as may be specified in such request), (A) written verification, satisfactory, in the discretion of the Board of Trustees or any authorized officer of the Trust, to demonstrate the accuracy of any information submitted by the Shareholder or Proposed Nominee pursuant to this Section 1.4 of Article I, and (B) a written update of any information (including, if requested by the Trust, written confirmation by such Shareholder that it continues to intend to bring such nomination) submitted by the Shareholder or the Proposed Nominee pursuant to this Section 1.4 of Article I as of an earlier date. If a Shareholder or Proposed Nominee fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested shall be deemed not to have been provided in accordance with this Section 1.4 of Article I and, accordingly, will render the nomination ineffective for failure to satisfy the requirements of these By-Laws.

(8)       Notwithstanding anything in the second sentence of paragraph (A)(2) of this Section 1.4 to the contrary, in the event that the number of Trustees to be elected to the Board of Trustees of the Trust at the annual meeting is increased effective after the time period for which nominations would otherwise be due under paragraph (A)(2) of this Section 1.4 and there is no public announcement by the Trust naming the nominees for the additional trusteeships at least one hundred (100) days prior to the first anniversary of the preceding year’s annual meeting, a Shareholder’s notice required by this Section 1.4 shall also be considered timely, but only with respect to nominees for the additional trusteeships, if it shall be delivered to the Secretary of the Trust at the principal executive offices of the Trust not later than the close of business on the tenth (10th) day following the day on which such public announcement is first made by the Trust.

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(9)       A notice of one or more Shareholders making a nomination shall be accompanied by a:

(a)       signed statement of each Shareholder giving the notice certifying that (1) all information contained in the notice is true and complete in all respects, (2) the notice complies with this Section 1.4, and (3) such Shareholder will continue to hold all Shares referenced in Section 1.4(A)(2)(c), as applicable, through and including the time of the annual or special meeting (including any adjournment or postponement thereof); and

(b)       a signed certificate of each Proposed Nominee (1) certifying that the information contained in the notice regarding such Proposed Nominee and any Shareholder Associated Person is true and complete and complies with this Section 1.4 of Article I and (2) consenting to being named in the Shareholder’s proxy statement as a nominee and to serving as a Trustee if elected.

(10)      All judgments and determinations made by the Board of Trustees or the chairman of the meeting, as applicable, under this Section 1.4 of Article I (including, without limitation, judgments as to whether any matter or thing is satisfactory to the Board of Trustees and determinations as to the propriety of a proposed nomination or a proposal of other business for consideration by Shareholders) shall be final and binding unless determined by a court of competent jurisdiction to have been made in bad faith.

(11)     Notwithstanding anything in these By-Laws to the contrary, no business, including nominations, shall be conducted at any annual or special meeting except in accordance with the procedures set forth in this Section 1.4 of Article I. The chairman of the annual or special meeting shall, if the facts warrant, determine and declare to the meeting that business was not properly brought before the meeting in accordance with the provisions of this Section 1.4 of Article I, and, if the chairman should determine, the chairman shall so declare to the meeting that any such business not properly brought before the meeting shall not be considered or transacted.

(B)      Special Meetings of Shareholders.

(1)       Special meetings of Shareholders shall be called only as contemplated by Section 10.1 of the Declaration. Only such business shall be conducted at a special meeting of Shareholders as shall have been brought before the meeting pursuant to the Trust’s notice of meeting.  Nominations of persons for election to the Board of Trustees may be made at a special meeting of Shareholders at which Trustees are to be elected pursuant to the Trust’s notice of meeting (1) by or at the direction of the Board of Trustees or any committee thereof or (2) provided that the Board of Trustees has determined that Trustees shall be elected at such meeting, by any Shareholder of the Trust who is a Shareholder of record at the time the notice provided for in this Section 1.4 is delivered to the Secretary of the Trust, who is entitled to vote upon persons for election as Trustees at the meeting and who complies with the notice procedures set forth in this Section 1.4.  In the event a special meeting of Shareholders is called pursuant to Section 10.1 of the Declaration for the purpose of electing one or more Trustees to the Board of Trustees, any such Shareholder entitled to nominate persons at such election of Trustees may nominate a person or persons (as the case may be) for election to such position(s) as specified in the Trust’s notice of meeting, if the Shareholder’s notice required by paragraph (A)(2) of this Section 1.4 and such other information, representations and warranties required under paragraphs Section 1.4(A)(2) through (11) shall be delivered to the Secretary at the principal executive offices of the Trust not earlier than the close of business on the one hundred twentieth (120th) day prior to such special meeting and not later than the close of business on the later of the ninetieth (90th) day prior to such special meeting or the tenth (10th) day following the day on which public announcement is first made of the date of the special meeting and of the nominees proposed by the Board of Trustees to be elected at such meeting.  In no event shall the public announcement or announcement at the meeting of an adjournment or postponement of a special meeting commence a new time period (or extend any time period) for the giving of a Shareholder’s notice as described above.

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(2)       Shareholder-Requested Special Meetings.

(a)       Any Shareholder of record seeking to have Shareholders request a special meeting shall, by sending written notice to the Secretary (the “Record Date Request Notice”) by registered mail, return receipt requested, request the Board of Trustees to fix a record date to determine the Shareholders entitled to request a special meeting (the “Request Record Date”). The Record Date Request Notice shall set forth the purpose of the meeting and the matters proposed to be acted on at it, shall be signed by one or more Shareholders of record as of the date of signature (or their agents duly authorized in a writing accompanying the Record Date Request Notice), shall bear the date of signature of each such Shareholder (or such agent) and shall set forth all information relating to each such Shareholder and each matter proposed to be acted on at the meeting that would be required to be disclosed in connection with the solicitation of proxies for the election of Trustees in an election contest (even if an election contest is not involved), or would otherwise be required in connection with such a solicitation, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act. Upon receiving the Record Date Request Notice, the Board of Trustees may fix a Request Record Date. The Request Record Date shall not precede and shall not be more than ten days after the close of business on the date on which the resolution fixing the Request Record Date is adopted by the Board of Trustees. If the Board of Trustees, within ten days after the date on which a valid Record Date Request Notice is received, fails to adopt a resolution fixing the Request Record Date, the Request Record Date shall be the close of business on the tenth day after the first date on which a Record Date Request Notice is received by the Secretary.

(b)       In order for any Shareholder to request a special meeting to act on any matter that may properly be considered at a meeting of Shareholders, one or more written requests for a special meeting (collectively, the “Special Meeting Request”) signed by Shareholders of record (or their agents duly authorized in a writing accompanying the request) as of the Request Record Date entitled to cast not less than a majority of all of the votes entitled to be cast on such matter at such meeting (the “Special Meeting Percentage”) shall be delivered to the Secretary. In addition, the Special Meeting Request shall (a) set forth the purpose of the meeting and the matters proposed to be acted on at it (which shall be limited to those lawful matters set forth in the Record Date Request Notice received by the Secretary), (b) bear the date of signature of each such Shareholder (or such agent) signing the Special Meeting Request, (c) set forth (i) the name and address, as they appear in the Trust’s books, of each Shareholder signing such request (or on whose behalf the Special Meeting Request is signed), (ii) the class, series and number of all shares of stock of the Trust which are owned (beneficially or of record) by each such Shareholder and (iii) the nominee holder for, and number of, shares of stock of the Trust owned beneficially but not of record by such Shareholder, (d) be sent to the Secretary by registered mail, return receipt requested, and (e) be received by the Secretary within 60 days after the Request Record Date. Any requesting Shareholder (or agent duly authorized in a writing accompanying the revocation of the Special Meeting Request) may revoke his, her or its request for a special meeting at any time by written revocation delivered to the Secretary.

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(c)       In the case of any special meeting called by the Secretary upon the request of Shareholders (a “Shareholder-Requested Meeting”), such meeting shall be held at such place, date and time as may be designated by the Board of Trustees; provided, however, that the date of any Shareholder-Requested Meeting shall be not more than 90 days after the record date for such meeting (the “Meeting Record Date”); and provided further that if the Board of Trustees fails to designate, within fifteen days after the date that a valid Special Meeting Request is actually received by the Secretary (the “Delivery Date”), a date and time for a Shareholder-Requested Meeting, then such meeting shall be held at 2:00 p.m., local time, on the 90th day after the Meeting Record Date or, if such 90th day is not a Business Day (as defined below), on the first preceding Business Day; and provided further that in the event that the Board of Trustees fails to designate a place for a Shareholder-Requested Meeting within fifteen days after the Delivery Date, then such meeting shall be held at the principal executive office of the Trust. In fixing a date for a Shareholder-Requested Meeting, the Board of Trustees may consider such factors as it deems relevant, including, without limitation, the nature of the matters to be considered, the facts and circumstances surrounding any request for the meeting and any plan of the Board of Trustees to call an annual meeting or a special meeting. In the case of any Shareholder-Requested Meeting, if the Board of Trustees fails to fix a Meeting Record Date that is a date within 30 days after the Delivery Date, then the close of business on the 30th day after the Delivery Date shall be the Meeting Record Date. The Board of Trustees may revoke the notice for any Shareholder-Requested Meeting in the event that the requesting Shareholders fail to comply with the provisions of this Section 1.4 of Article I.

(d)       If written revocations of the Special Meeting Request have been delivered to the Secretary and the result is that Shareholders of record (or their agents duly authorized in writing), as of the Request Record Date, entitled to cast less than the Special Meeting Percentage have delivered, and not revoked, requests for a special meeting on the matter to the Secretary: (i) if the notice of meeting has not already been delivered, the Secretary shall refrain from delivering the notice of the meeting and send to all requesting Shareholders who have not revoked such requests written notice of any revocation of a request for a special meeting on the matter, or (ii) if the notice of meeting has been delivered and if the Secretary first sends to all requesting Shareholders who have not revoked requests for a special meeting on the matter written notice of any revocation of a request for the special meeting and written notice of the Trust’s intention to revoke the notice of the meeting or for the Chairman of the meeting to adjourn the meeting without action on the matter, (A) the Secretary may revoke the notice of the meeting at any time before ten days before the commencement of the meeting or (B) the Chairman of the meeting may call the meeting to order and adjourn the meeting from time to time without acting on the matter. Any request for a special meeting received after a revocation by the Secretary of a notice of a meeting shall be considered a request for a new special meeting.

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(e)       The Board of Trustees, Chairman of the Board or President may appoint regionally or nationally recognized independent inspectors of elections to act as the agent of the Trust for the purpose of promptly performing a ministerial review of the validity of any purported Special Meeting Request received by the Secretary. For the purpose of permitting the inspectors to perform such review, no such purported Special Meeting Request shall be deemed to have been received by the Secretary until the earlier of (i) five Business Days after actual receipt by the Secretary of such purported request and (ii) such date as the independent inspectors certify to the Trust that the valid requests received by the Secretary represent, as of the Request Record Date, Shareholders of record entitled to cast not less than the Special Meeting Percentage. Nothing contained in this paragraph (e) shall in any way be construed to suggest or imply that the Trust or any Shareholder shall not be entitled to contest the validity of any request, whether during or after such five Business Day period, or to take any other action (including, without limitation, the commencement, prosecution or defense of any litigation with respect thereto, and the seeking of injunctive relief in such litigation).

(f)       For purposes of these By-Laws, “Business Day” shall mean any day other than a Saturday, a Sunday or a day on which banking institutions in the State of New York are authorized or obligated by law or executive order to close.

(3)       General.  (a) If information submitted pursuant to this Section 1.4 of Article I by any Shareholder proposing a nominee for election as a Trustee or any proposal for other business at a meeting of Shareholders shall be inaccurate in any material respect, such information may be deemed not to have been provided in accordance with this Section 1.4 of Article I. Any such Shareholder shall notify the Trust of any inaccuracy or change (within two Business Days of becoming aware of such inaccuracy or change) in any such information. Upon written request by the Secretary or the Board of Trustees, any such Shareholder shall provide, within five Business Days of delivery of such request (or such other period as may be specified in such request), (A) written verification, satisfactory, in the discretion of the Board of Trustees or any authorized officer of the Trust, to demonstrate the accuracy of any information submitted by the Shareholder pursuant to this Section 1.4 of Article I, and (B) a written update of any information (including, if requested by the Trust, written confirmation by such Shareholder that it continues to intend to bring such nomination or other business proposal before the meeting) submitted by the Shareholder pursuant to this Section 1.4 of Article I as of an earlier date. If a Shareholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested may be deemed not to have been provided in accordance with this Section 1.4 of Article I.

(b)       Only such individuals who are nominated in accordance with this Section 1.4 of Article I shall be eligible for election by Shareholders as Trustees, and only such business shall be conducted at a meeting of Shareholders as shall have been brought before the meeting in accordance with this Section 1.4 of Article I. The Chairman of the meeting shall have the power to determine whether a nomination or any other business proposed to be brought before the meeting was made or proposed, as the case may be, in accordance with this Section 1.4 of Article I. The Chairman of the meeting may refuse to acknowledge a nomination or any other business proposed to be brought before the meeting by any Shareholder that is not made in accordance with this Section 1.4 of Article I, and such nomination or proposal shall be considered invalid.

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(c)       For purposes of this Section 1.4 of Article I, “the date of the proxy statement” shall have the same meaning as “the date of the company’s proxy statement released to shareholders” as used in Rule 14a-8(e) promulgated under the Exchange Act, as interpreted by the Securities and Exchange Commission from time to time. “Public announcement” shall mean disclosure (A) in a press release reported by the Dow Jones News Service, Associated Press, Business Wire, PR Newswire or other widely circulated news or wire service or (B) in a document publicly filed by the Trust with the Securities and Exchange Commission pursuant to the Exchange Act.

(d)       Notwithstanding the foregoing provisions of this Section 1.4 of Article I, a Shareholder shall also comply with all applicable requirements of state law and of the Exchange Act with respect to the matters set forth in this Section 1.4 of Article I. Nothing in this Section 1.4 of Article I shall be deemed to affect any right of a Shareholder to request inclusion of a proposal in, or the right of the Trust to omit a proposal from, any proxy statement filed by the Trust with the Securities and Exchange Commission pursuant to Rule 14a-8 (or any successor provision) under the Exchange Act. Nothing in this Section 1.4 of Article I shall require disclosure of revocable proxies received by the Shareholder or Shareholder Associated Person pursuant to a solicitation of proxies after the filing of an effective Schedule 14A by such Shareholder or Shareholder Associated Person under Section 14(a) of the Exchange Act.

(e)       Notwithstanding anything in these By-Laws to the contrary, except as otherwise determined by the Chairman of the meeting, if the Shareholder giving notice as provided for in this Section 1.4 of Article I does not appear in person or by proxy at such annual or special meeting to present each nominee for election as a Trustee or the proposed business, as applicable, such matter shall not be considered at the meeting.

(C)       General.

(1)       Only such persons who are nominated in accordance with the procedures set forth in this Section 1.4 shall be eligible to be elected at an annual or special meeting of Shareholders of the Trust to serve as Trustees and only such business shall be conducted at a meeting of Shareholders as shall have been brought before the meeting in accordance with the procedures set forth in this Section 1.4. Except as otherwise provided by law, the chairman of the meeting shall have the power and duty (a) to determine whether a nomination or any business proposed to be brought before the meeting was made or proposed, as the case may be, in accordance with the procedures set forth in this Section 1.4 (including whether the Shareholder or beneficial owner, if any, on whose behalf the nomination or proposal is made solicited (or is part of a group which solicited) or did not so solicit, as the case may be, proxies or votes in support of such Shareholder’s nominee or proposal in compliance with such Shareholder’s representation as required by clause (A)(2)(c)(vi) of this Section 1.4) and (b) if any proposed nomination or business was not made or proposed in compliance with this Section 1.4, to declare that such nomination shall be disregarded or that such proposed business shall not be transacted. Notwithstanding the foregoing provisions of this Section 1.4, unless otherwise required by law, if the Shareholder (or a qualified representative of the Shareholder) does not appear at the annual or special meeting of Shareholders of the Trust to present a nomination or proposed business, such nomination shall be disregarded and such proposed business shall not be transacted, notwithstanding that proxies in respect of such vote may have been received by the Trust. For purposes of this Section 1.4, to be considered a qualified representative of the Shareholder, a person must be a duly authorized officer, manager or partner of such Shareholder or must be authorized by a writing executed by such Shareholder or an electronic transmission delivered by such Shareholder to act for such Shareholder as proxy at the meeting of Shareholders and such person must produce such writing or electronic transmission, or a reliable reproduction of the writing or electronic transmission, at the meeting of Shareholders.

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(2)       For purposes of this Section 1.4, “public announcement” shall include disclosure in a press release reported by the Dow Jones News Service, Associated Press or other national news service or in a document publicly filed by the Trust with the Securities and Exchange Commission pursuant to Section 13, 14 or 15(d) of the Exchange Act and the rules and regulations promulgated thereunder.

(3)       Notwithstanding the foregoing provisions of this Section 1.4, a Shareholder shall also comply with all applicable requirements of the Exchange Act and the rules and regulations promulgated thereunder with respect to the matters set forth in this Section 1.4; provided however, that any references in these By-laws to the Exchange Act or the rules and regulations promulgated thereunder are not intended to and shall not limit any requirements applicable to nominations or proposals as to any other business to be considered pursuant to this Section 1.4 (including paragraphs A(1)(c) and B hereof), and compliance with paragraphs A(1)(c) and B of this Section 1.4 shall be the exclusive means for a Shareholder to make nominations or submit other business (other than, as provided in the penultimate sentence of A(2), business other than nominations brought properly under and in compliance with Rule 14a-8 of the Exchange Act, as may be amended from time to time). Nothing in this Section 1.4 shall be deemed to affect any rights of Shareholders to request inclusion of proposals or nominations in the Trust’s proxy statement pursuant to applicable rules and regulations promulgated under the Exchange Act.

ARTICLE II

 Trustees

2.1       Annual and Regular Meetings. Meetings of the Trustees shall be held from time to time upon the call of the Chairman, if any, the President, the Secretary or any two Trustees.  Regular meetings of the Trustees may be held without call or notice and shall generally be held quarterly.  Neither the business to be transacted at, nor the purpose of, any meeting of the Board of Trustees need be stated in the notice or waiver of notice of such meeting, and no notice need be given of action proposed to be taken by unanimous written consent.

2.2       Chairman. The Trustees shall have the power to appoint from among the members of the Board of Trustees a Chairman.  Such appointment shall be by majority vote of the Trustees.  Such Chairman shall serve until their successor is appointed or until their earlier death, resignation or removal.  When present they shall preside at the meetings of the Shareholders and of the Trustees.  The Chairman shall, subject to the control of the Trustees, perform such other powers and duties as may be from time to time assigned to him or her by the Trustees or prescribed by the Declaration or these By-Laws, consistent with their position.  The Chairman need not be a Shareholder.

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2.3       Qualifications.

(A)      Only persons satisfying the following qualification requirements applicable to all Trustees and any requirements in the Declaration of Trust may be nominated, elected, appointed, qualified or seated (“nominated or seated”) to serve as trustees:

(1)       An individual nominated or seated as a Trustee shall be at least twenty-one (21) years of age and not older than the younger of (A) the mandatory retirement age determined from time to time by the Trustees or a committee of the Trustees and (B) eighty (80) years of age, in each case at the time the individual is nominated or seated, and not under legal disability;

(2)       An individual nominated or seated as a Trustee shall, at the time the individual is nominated or seated, serve as a Trustee of no more than 5 companies having securities registered under the Exchange Act (investment companies having the same investment adviser or investment advisers affiliated through a control relationship shall all be counted as a single company for this purpose);

(3)       Except as set forth in this Section 1.4 of Article I, an individual nominated or seated as a Trustee shall not be an employee, officer, partner, member, director or 5% or greater shareholder in any investment adviser (other than the Trust’s investment adviser or any investment adviser affiliated with the Trust’s investment adviser), collective investment vehicle primarily engaged in the business of investing in “investment securities” (as defined in the 1940 Act) (an “investment company”) or entity controlling or controlled by any investment adviser (other than the Trust’s investment adviser or any investment adviser affiliated with the Trust’s investment adviser) or investment company unless a majority of the Board of Trustees shall have determined by resolution that such relationship will not present undue conflicts or impede either the ability of the individual to discharge the duties of a Trustee or the free flow of information between the Trust’s investment adviser and the Board of Trustees;

(4)       An individual nominated or seated as a Trustees shall not have been charged (unless such charges were dismissed or the individual was otherwise exonerated) with a criminal offense involving moral turpitude, dishonesty or breach of trust, or have been convicted or have pled guilty or nolo contendere with respect to a felony under the laws of the United States or any state thereof;

(5)       An individual nominated or seated as a Trustee shall not be and shall not have been subject to any censure, order, consent decree (including consent decrees in which the respondent has neither admitted nor denied the findings) or adverse final action of any federal, state or foreign governmental or regulatory authority (including self-regulatory organizations), barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business (collectively, “Prohibited Conduct”), nor shall an individual nominated or seated as a Trustee be the subject of any investigation or proceeding that could reasonably be expected to result in an individual nominated or seated as a Trustee failing to satisfy the requirements of this paragraph, nor shall any individual nominated or seated as a Trustee be or have engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the SEC censuring, placing limitations on the activities, functions, or operations of, suspending, or revoking the registration of any investment adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940;

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(6)       An individual nominated or seated as a Trustee shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(b) of the 1940 Act that would permit, or could reasonably have been expected or would reasonably be expected to permit the SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from serving or acting as an employee, officer, director, member of an advisory board, investment adviser or depositor of, or principal underwriter for, a registered investment company or affiliated person (as defined in Section 2(a)(3) of the 1940 Act) of such investment adviser, depositor, or principal underwriter; and

(7)       An individual nominated or seated as a Trustee shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(a) of the 1940 Act that would result in, or could have reasonably been expected or would reasonably be expected to result in such individual or a company of which such individual is an affiliated person (as defined in Section 2(a)(3) of the 1940 Act) being ineligible to serve or act in the capacity of employee, officer, director, member of an advisory board, investment adviser, or depositor of any registered investment company, or principal underwriter for any registered investment company, registered unit investment trust, or registered face- amount certificate company.

(B)       Only persons satisfying the following additional qualification requirements applicable to all Proposed Nominees who do not have such present or former associations with the Trust’s investment adviser as may cause such person to be an interested person under Section 2(a)(19) of the 1940 Act (“Non-Management Trustees”) shall be nominated or seated as Non-Management Trustees:

(1)       An individual nominated or seated as a Non-Management Trustee may not be an “interested person” of the Trust as defined under Section 2(a)(19) of the 1940 Act;

(2)       An individual nominated or seated as a Non-Management Trustee may not directly or indirectly own, control or hold with the power to vote, or be a member of a group of shareholders party to an agreement, arrangement or practice for sharing information or decisions concerning shareholder actions or the acquisition, disposition or voting of Shares, who together directly or indirectly own, control or hold with the power to vote, 5% or more of the outstanding shares of any class of Shares of the Trust (each such person and each member of such a group, a “5% Holder”), may not control or act in concert with a 5% Holder, and may not be an immediate family member of a 5% Holder or of a person who controls or acts in concert with a 5% Holder;

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(3)       An individual nominated or seated as a Non-Management Trustee may not, and any immediate family member of such nominee may not, be employed or have been employed within the last year by any 5% Holder or any person who controls, is controlled by, is under common control with or acts in concert with a 5% Holder;

(4)       An individual nominated or seated as a Non-Management Trustee may not, and any immediate family member of such nominee may not, have accepted directly or indirectly, during the year of the election for which such individual is nominated or seated or during the immediately preceding calendar year, any consulting, advisory, or other compensatory fee from any 5% Holder or from any person who controls, is controlled by, is under common control with or acts in concert with any 5% Holder;

(5)       An individual nominated or seated as a Non-Management Trustee may not, and any immediate family member of such nominee may not, be an officer, director, general partner or managing member (or person performing similar functions) of any 5% Holder or of any person who controls, is controlled by, is under common control with or acting in concert with a 5% Holder;

(6)       An individual nominated or seated as a Non-Management Trustee may not, and any immediate family member of such nominee may not, be employed or employed within the last year by any investment company or any company or companies controlled by an investment company which in the aggregate own (A) more than three percent (3%) of the outstanding voting Shares of the Trust, (B) securities issued by the Trust having an aggregate value in excess of five percent (5%) of the total assets of such investment company and any company or companies controlled by such investment company, (C) securities issued by the Trust and by all other investment companies having an aggregate value in excess of ten percent (10%) of the total assets of the investment company making such investment and any company or companies controlled by the investment company making such investment, or (D) together with other investment companies having the same investment adviser and companies controlled by such investment companies, more than ten percent (10%) of the total outstanding Shares of the Trust (an investment company making such investment(s) and any company or companies controlled by it in the aggregate owning securities in excess of the amounts set forth in (A), (B), (C) or (D) being referred to as a “12(d) Holder”), or by any person who controls, is controlled by, under common control with or acts in concert with a 12(d) Holder;

(7)       An individual nominated or seated as a Non-Management Trustee may not, and any immediate family member of such nominee may not, have accepted directly or indirectly, during the year of the election for which such individual is nominated or seated, or during the immediately preceding calendar year, any consulting, advisory, or other compensatory fee from any 12(d) Holder or from any person who controls, is controlled by, is under common control with or acts in concert with any 12(d) Holder;

(8)       An individual nominated or seated as a Non-Management Trustee may not, and any immediate family member of such nominee may not, be an officer, director, partner or member (or person performing similar functions) of any 12(d) Holder or of any person who controls, is controlled by, is under common control with or acting in concert with a 12(d) Holder; and

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(9)       An individual nominated or seated as a Non-Management Trustee may not, and any immediate family member of such nominee may not, control or act in concert with any 12(d) Holder or any person who controls, is controlled by, is under common control with or acting in concert with a 12(d) Holder.

2.4       Ratification. The Board of Trustees or the Shareholders may ratify any act, omission, failure to act or determination made not to act (an “Act”) by the Trust or its officers to the extent that the Board of Trustees or the Shareholders could have originally authorized the Act and, if so ratified, such Act shall have the same force and effect as if originally duly authorized, and such ratification shall be binding upon the Trust and its Shareholders. Any Act questioned in any proceeding on the ground of lack of authority, defective or irregular execution, adverse interest of a Trustee, officer or Shareholder, non-disclosure, miscomputation, the application of improper principles or practices of accounting or otherwise, may be ratified, before or after judgment, by the Board of Trustees or by the Shareholders, and such ratification shall constitute a bar to any claim or execution of any judgment in respect of such questioned Act.

2.5       Governance. The Board of Trustees may from time to time require all its members (including any individual nominated to serve as a Trustee) to agree in writing as to matters of corporate governance, business ethics and confidentiality while such persons serve as a Trustee, including a consent to the Trust’s or the Board of Trustees use of a background check with the scope and depth consistent with that previously used by the Trust or Board of Trustees, such agreement to be on the terms and in a form determined satisfactory by the Board of Trustees, as amended and supplemented from time to time in the discretion of the Board of Trustees.

ARTICLE III

Officers

3.1       Officers of the Trust. The officers of the Trust shall consist of a President, a Secretary, a Treasurer and such other officers or assistant officers as may be elected or authorized by the Trustees. Subject to any applicable provisions of the Declaration, the compensation of the officers and Trustees shall be fixed from time to time by the Trustees or, in the case of officers, by any Committee or officer upon whom such power may be conferred by the Trustees.  No officer shall be prevented from receiving such compensation as such officer by reason of the fact that they are also a Trustee.  Any two or more of the offices may be held by the same Person.  No officer of the Trust need be a Trustee.

3.2       Election and Tenure. At the initial organization meeting, the Trustees shall elect the Chairman, if any, President, Secretary, Treasurer and such other officers as the Trustees shall deem necessary or appropriate in order to carry out the business of the Trust.  Such officers shall serve at the pleasure of the Trustees or until their successors have been duly elected and qualified.  The Trustees may fill any vacancy in office or add any additional officers at any time.

3.3       Removal of Officers. Any officer may be removed at any time, with or without cause, by action of a majority of the Trustees.  This provision shall not prevent the making of a contract of employment for a definite term with any officer and shall have no effect upon any cause of action which any officer may have as a result of removal in breach of a contract of employment.  Any officer may resign at any time by notice in writing signed by such officer and delivered or mailed to the Chairman, if any, President, or Secretary, and such resignation shall take effect immediately upon receipt by the Chairman, if any, President, or Secretary, or at a later date according to the terms of such notice in writing.

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3.4       Bonds and Surety. Any officer may be required by the Trustees to be bonded for the faithful performance of such officer’s duties in such amount and with such sureties as the Trustees may determine.

3.5       President and Vice Presidents. The President shall be the chief executive officer of the Trust and, subject to the control of the Trustees, shall have general supervision, direction and control of the business of the Trust and of its employees and shall exercise such general powers of management as are usually vested in the office of President of a corporation.  Unless otherwise directed by the Trustees, the President shall have full authority and power, on behalf of all of the Trustees, to attend and to act and to vote, on behalf of the Trust at any meetings of business organizations in which the Trust holds an interest, or to confer such powers upon any other persons, by executing any proxies duly authorizing such persons.  The President shall have such further authorities and duties as the Trustees shall from time to time determine.  In the absence or disability of the President, the Vice-Presidents in order of their rank as fixed by the Trustees or, if more than one and not ranked, the Vice-President designated by the Trustees, shall perform all of the duties of the President, and when so acting shall have all the powers of and be subject to all of the restrictions upon the President.  Subject to the direction of the Trustees, and of the President, each Vice-President shall have the power in the name and on behalf of the Trust to execute any and all instruments in writing, and, in addition, shall have such other duties and powers as shall be designated from time to time by the Trustees or by the President.

3.6       Secretary. The Secretary shall maintain the minutes of all meetings of, and record all votes of, Shareholders, Trustees and the Executive Committee, if any.  The Secretary shall be custodian of the seal of the Trust, if any, and the Secretary (and any other person so authorized by the Trustees) shall affix the seal, or if permitted, facsimile thereof, to any instrument executed by the Trust which would be sealed by a Delaware business corporation executing the same or a similar instrument and shall attest the seal and the signature or signatures of the officer or officers executing such instrument on behalf of the Trust.  The Secretary shall also perform any other duties commonly incident to such office in a Delaware business corporation, and shall have such other authorities and duties as the Trustees shall from time to time determine.

3.7        Treasurer. Except as otherwise directed by the Trustees, the Treasurer shall have the general supervision of the monies, funds, securities, notes receivable and other valuable papers and documents of the Trust, and shall have and exercise under the supervision of the Trustees and of the President all powers and duties normally incident to the office.  The Treasurer may endorse for deposit or collection all notes, checks and other instruments payable to the Trust or to its order.  The Treasurer shall deposit all funds of the Trust in such depositories as the Trustees shall designate.  The Treasurer shall be responsible for such disbursement of the funds of the Trust as may be ordered by the Trustees or the President.  The Treasurer shall keep accurate account of the books of the Trust’s transactions which shall be the property of the Trust, and which together with all other property of the Trust in the Treasurer’s possession, shall be subject at all times to the inspection and control of the Trustees.  Unless the Trustees shall otherwise determine, the Treasurer shall be the principal accounting officer of the Trust and shall also be the principal financial officer of the Trust.  The Treasurer shall have such other duties and authorities as the Trustees shall from time to time determine.  Notwithstanding anything to the contrary herein contained, the Trustees may authorize any adviser, administrator, manager or transfer agent to maintain bank accounts and deposit and disburse funds of any series of the Trust on behalf of such series.

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3.8      Other Officers and Duties. The Trustees may elect such other officers and assistant officers as they shall from time to time determine to be necessary or desirable in order to conduct the business of the Trust.  Assistant officers shall act generally in the absence of the officer whom they assist and shall assist that officer in the duties of the office.  Each officer, employee and agent of the Trust shall have such other duties and authority as may be conferred upon such person by the Trustees or delegated to such person by the President.

ARTICLE IV

Miscellaneous

4.1       Depositories. In accordance with Section 7.1 of the Declaration, the funds of the Trust shall be deposited in such custodians as the Trustees shall designate and shall be drawn out on checks, drafts or other orders signed by such officer, officers, agent or agents (including the adviser, administrator or manager), as the Trustees may from time to time authorize.

4.2       Signatures.  All contracts and other instruments shall be executed on behalf of the Trust by its authorized officers, agent or agents, as provided in the Declaration or By-Laws or as the Trustees may from time to time by resolution provide.

4.3       Seal. The Trust is not required to have any seal, and the adoption or use of a seal shall be purely ornamental and be of no legal effect.  The seal, if any, of the Trust may be affixed to any instrument, and the seal and its attestation may be lithographed, engraved or otherwise printed on any document with the same force and effect as if it had been imprinted and affixed manually in the same manner and with the same force and effect as if done by a Delaware business corporation.  The presence or absence of a seal shall have no effect on the validity, enforceability or binding nature of any document or instrument that is otherwise duly authorized, executed and delivered.

ARTICLE V

Stock Transfers

5.1       Transfer Agents, Registrars and the Like. As provided in Section 6.7 of the Declaration, the Trustees shall have authority to employ and compensate such transfer agents and registrars with respect to the Shares of the Trust as the Trustees shall deem necessary or desirable.  In addition, the Trustees shall have power to employ and compensate such dividend disbursing agents, warrant agents and agents for the reinvestment of dividends as they shall deem necessary or desirable.  Any of such agents shall have such power and authority as is delegated to any of them by the Trustees.

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5.2       Transfer of Shares. The Shares of the Trust shall be transferable on the books of the Trust only upon delivery to the Trustees or a transfer agent of the Trust of proper documentation as provided in Section 6.8 of the Declaration.  The Trust, or its transfer agents, shall be authorized to refuse any transfer unless and until presentation of such evidence as may be reasonably required to show that the requested transfer is proper.

5.3       Registered Shareholders. The Trust may deem and treat the holder of record of any Shares as the absolute owner thereof for all purposes and shall not be required to take any notice of any right or claim of right of any other person.

ARTICLE VI

Amendment of By-Laws

6.1       Amendment and Repeal of By-Laws. In accordance with Section 3.9 of the Declaration, the Trustees shall have the exclusive power to amend or repeal the By-Laws or adopt new By-Laws at any time.  Action by the Trustees with respect to the By-Laws shall be taken by an affirmative vote of a majority of the Trustees.  The Trustees shall in no event adopt By-Laws which are in conflict with the Declaration, and any apparent inconsistency shall be construed in favor of the related provisions in the Declaration.

6.2       Provisions in Conflict with Law or Regulation.

(a)       The provisions of these By-Laws are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder or with other applicable binding laws and regulations, the conflicting provision shall be deemed never to have constituted a part of these By-Laws; provided, however, that such determination shall not affect any of the remaining provisions of these By-Laws or render invalid or improper any action taken or omitted prior to such determination.

(b)       If any provision of these By-Laws shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of these By-Laws in any jurisdiction.

(c)       If and to the extent that any provision of these By-Laws conflicts with any provision of the 1940 Act, the applicable provision of the 1940 Act shall control.

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